UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                              101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2009

United Association S&P 500 Index Fund

Description                                              Shares         Value
-----------                                            ----------   ------------
COMMON STOCK (96.9%)
   CONSUMER DISCRETIONARY (8.8%)
   Abercrombie & Fitch, Cl A                                1,985   $     56,751
   Amazon.com *                                             7,342        629,650
   Apollo Group, Cl A *                                     2,441        168,527
   AutoNation *                                             2,447         50,604
   Autozone *                                                 811        124,545
   Bed Bath & Beyond *                                      5,907        205,268
   Best Buy                                                 7,743        289,356
   Big Lots *                                               1,870         43,085
   Black & Decker                                           1,348         50,685
   Carnival                                                 9,991        279,648
   CBS, Cl B                                               15,487        126,839
   Centex                                                   2,837         30,952
   Coach                                                    7,231        213,965
   Comcast, Cl A                                           65,784        977,550
   Darden Restaurants                                       3,125        101,219
   DeVry                                                    1,391         69,188
   DIRECTV Group *                                         11,952        309,557
   DR Horton                                                6,272         72,692
   Eastman Kodak                                            6,112         18,153
   Expedia *                                                4,861        100,671
   Family Dollar Stores                                     3,180         99,916
   Ford Motor *                                            73,400        587,200
   Fortune Brands                                           3,411        134,973
   GameStop, Cl A *                                         3,741         81,890
   Gannett                                                  5,433         38,031
   Gap                                                     10,470        170,870
   Genuine Parts                                            3,637        128,823
   Goodyear Tire & Rubber *                                 5,512         93,814
   H&R Block                                                7,732        129,047
   Harley-Davidson                                          5,329        120,435
   Harman International Industries                          1,584         39,093
   Hasbro                                                   2,814         74,571
   Home Depot                                              38,685      1,003,489
   International Game Technology                            6,751        133,332
   Interpublic Group *                                     10,888         56,726
   JC Penney                                                5,448        164,257
   Johnson Controls                                        13,587        351,632
   KB Home                                                  1,665         27,789
   Kohl's *                                                 6,953        337,568
   Leggett & Platt                                          3,568         61,905
   Lennar, Cl A                                             2,991         35,413
   Limited Brands                                           6,176         79,917
   Lowe's                                                  33,666        756,138
   Macy's                                                   9,580        133,258

Description                                              Shares         Value
-----------                                            ----------   ------------
   Marriott International, Cl A                             6,726   $    144,888
   Mattel                                                   8,166        143,558
   McDonald's                                              25,159      1,385,255
   McGraw-Hill                                              7,162        224,529
   Meredith                                                   799         21,150
   New York Times, Cl A                                     2,559         20,139
   Newell Rubbermaid                                        6,336         81,544
   News, Cl A                                              52,315        540,414
   Nike, Cl B                                               8,827        499,961
   Nordstrom                                                3,637         96,162
   Office Depot *                                           6,250         28,438
   Omnicom Group                                            7,071        240,414
   O'Reilly Automotive *                                    3,087        125,517
   Polo Ralph Lauren, Cl A                                  1,277         80,515
   Pulte Homes                                              4,895         55,656
   RadioShack                                               2,851         44,219
   Scripps Networks Interactive, Cl A                       2,047         66,077
   Sears Holdings *                                         1,209         80,205
   Sherwin-Williams                                         2,235        129,071
   Snap-On                                                  1,304         46,462
   Stanley Works                                            1,784         71,628
   Staples                                                 16,308        342,794
   Starbucks *                                             16,789        297,165
   Starwood Hotels & Resorts Worldwide                      4,189         98,902
   Target                                                  17,153        748,214
   Tiffany                                                  2,818         84,061
   Time Warner                                             27,280        727,285
   Time Warner Cable, Cl A                                  8,042        265,869
   TJX                                                      9,420        341,287
   VF                                                       2,013        130,221
   Viacom, Cl B *                                          13,822        320,118
   Walt Disney                                             42,334      1,063,430
   Washington Post, Cl B                                      123         55,535
   Whirlpool                                                1,670         95,340
   Wyndham Worldwide                                        4,060         56,637
   Wynn Resorts *                                           1,529         78,239
   Yum! Brands                                             10,515        372,862
                                                                    ------------
                                                                      17,962,753
                                                                    ------------
   CONSUMER STAPLES (11.5%)
   Altria Group                                            47,147        826,487
   Archer-Daniels-Midland                                  14,661        441,589
   Avon Products                                            9,744        315,511
   Brown-Forman, Cl B                                       2,241         98,492
   Campbell Soup                                            4,539        140,845
   Clorox                                                   3,180        194,012
   Coca-Cola                                               45,391      2,262,287

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2009

United Association S&P 500 Index Fund

Description                                              Shares         Value
-----------                                            ----------   ------------
   CONSUMER STAPLES - (CONTINUED)
   Coca-Cola Enterprises                                    7,231   $    135,871
   Colgate-Palmolive                                       11,382        824,512
   ConAgra Foods                                           10,224        200,697
   Constellation Brands, Cl A *                             4,471         61,074
   Costco Wholesale                                         9,904        490,248
   CVS                                                     33,188      1,111,134
   Dean Foods *                                             4,037         85,544
   Dr. Pepper Snapple Group *                               5,786        142,394
   Estee Lauder, Cl A                                       2,654         96,712
   General Mills                                            7,481        440,706
   Hershey                                                  3,712        148,294
   HJ Heinz                                                 7,181        276,181
   Hormel Foods                                             1,597         57,348
   JM Smucker                                               2,658        132,980
   Kellogg                                                  5,748        273,030
   Kimberly-Clark                                           9,443        551,943
   Kraft Foods, Cl A                                       33,575        951,516
   Kroger                                                  14,872        317,963
   Lorillard                                                3,842        283,232
   McCormick                                                2,974         95,822
   Molson Coors Brewing, Cl B                               3,408        154,076
   Pepsi Bottling Group                                     3,089        104,872
   PepsiCo                                                 35,491      2,014,114
   Philip Morris International                             44,728      2,084,325
   Procter & Gamble                                        66,466      3,689,528
   Reynolds American                                        3,832        166,730
   Safeway                                                  9,694        183,507
   Sara Lee                                                15,852        168,665
   Supervalu                                                4,826         71,570
   Sysco                                                   13,435        319,216
   Tyson Foods, Cl A                                        6,907         78,947
   Walgreen                                                22,604        701,854
   Wal-Mart Stores                                         50,887      2,538,244
   Whole Foods Market                                       3,244         78,472
                                                                    ------------
                                                                      23,310,544
                                                                    ------------
   ENERGY (11.7%)
   Anadarko Petroleum                                      11,382        548,612
   Apache                                                   7,640        641,378
   Baker Hughes                                             7,048        285,444
   BJ Services                                              6,679         94,708
   Cabot Oil & Gas                                          2,401         84,347
   Cameron International *                                  4,941        154,307
   Chesapeake Energy                                       12,842        275,332
   Chevron                                                 45,710      3,175,474
   ConocoPhillips                                          33,780      1,476,524

Description                                              Shares         Value
-----------                                            ----------   ------------
   Consol Energy                                            4,106   $    145,886
   Denbury Resources *                                      5,679         94,271
   Devon Energy                                            10,132        588,568
   Diamond Offshore Drilling                                1,563        140,467
   El Paso                                                 15,966        160,618
   ENSCO International                                      3,246        122,991
   EOG Resources                                            5,695        421,601
   Exxon Mobil                                            111,286      7,833,422
   FMC Technologies *                                       2,806        122,061
   Halliburton                                             20,460        451,961
   Hess                                                     6,475        357,420
   Marathon Oil                                            16,058        517,871
   Massey Energy                                            1,940         51,604
   Murphy Oil                                               4,334        252,239
   Nabors Industries Ltd. *                                 6,450        109,779
   National Oilwell Varco *                                 9,539        342,832
   Noble Energy                                             3,934        240,446
   Occidental Petroleum                                    18,476      1,318,078
   Peabody Energy                                           6,090        201,640
   Pioneer Natural Resources                                2,577         73,573
   Range Resources                                          3,559        165,173
   Rowan                                                    2,585         55,138
   Schlumberger                                            27,280      1,459,480
   Smith International                                      5,009        125,876
   Southwestern Energy *                                    7,823        324,107
   Spectra Energy                                          14,708        270,039
   Sunoco                                                   2,572         63,503
   Tesoro                                                   3,147         41,194
   Valero Energy                                           12,654        227,772
   Williams                                                13,230        220,809
   XTO Energy                                              13,208        531,358
                                                                    ------------
                                                                      23,767,903
                                                                    ------------
   FINANCIALS (13.4%)
   Aflac                                                   10,652        403,285
   Allstate                                                12,259        329,890
   American Express                                        27,074        767,006
   American International Group                             3,058         40,182
   Ameriprise Financial                                     5,809        161,490
   AON                                                      6,295        248,338
   Apartment Investment & Management REIT, Cl A             2,677         25,110
   Assurant                                                 2,675         68,266
   AvalonBay Communities REIT                               1,807        105,167
   Bank of America                                        196,216      2,902,035
   Bank of New York Mellon                                 27,257        745,206
   BB&T                                                    14,735        337,137

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2009

United Association S&P 500 Index Fund

Description                                              Shares         Value
-----------                                            ----------   ------------
   FINANCIALS - (CONTINUED)
   Boston Properties REIT                                   3,111   $    164,572
   Capital One Financial                                   10,218        313,693
   CB Richard Ellis Group, Cl A *                           5,383         58,675
   Charles Schwab                                          21,432        382,990
   Chubb                                                    8,029        370,779
   Cincinnati Financial                                     3,695         89,234
   Citigroup                                              125,724        398,545
   CME Group, Cl A                                          1,505        419,639
   Comerica                                                 3,444         82,105
   Discover Financial Services                             12,160        144,461
   E*Trade Financial *                                     19,219         28,828
   Equity Residential REIT                                  6,222        149,328
   Federated Investors, Cl B                                2,013         52,197
   Fifth Third Bancorp                                     18,019        171,180
   First Horizon National *                                 4,902         62,844
   Franklin Resources                                       3,421        303,374
   Genworth Financial, Cl A                                 9,853         67,986
   Goldman Sachs Group                                     11,468      1,872,724
   Hartford Financial Services Group                        7,433        122,570
   HCP REIT                                                 6,204        159,815
   Health Care REIT                                         2,517        100,831
   Host Hotels & Resorts REIT                              13,608        123,561
   Hudson City Bancorp                                     11,940        167,876
   Huntington Bancshares                                   12,386         50,659
   IntercontinentalExchange *                               1,665        156,610
   Invesco                                                  9,375        185,156
   Janus Capital Group                                      3,552         48,520
   JPMorgan Chase                                          88,979      3,439,038
   Keycorp                                                 16,568         95,763
   Kimco Realty REIT                                        7,367         72,491
   Legg Mason                                               3,261         91,765
   Leucadia National                                        4,139        101,405
   Lincoln National                                         6,751        143,054
   Loews                                                    8,235        247,215
   M&T Bank                                                 1,847        107,717
   Marsh & McLennan                                        11,906        243,121
   Marshall & Ilsley                                        7,979         48,193
   MBIA *                                                   3,911         16,387
   MetLife                                                 18,709        635,171
   Moody's                                                  4,304        102,177
   Morgan Stanley                                          30,815        878,227
   Nasdaq OMX Group *                                       3,134         66,221
   Northern Trust                                           5,475        327,460
   NYSE Euronext                                            5,924        159,652
   People's United Financial                                7,937        128,976
   Plum Creek Timber REIT                                   3,695        115,580

Description                                              Shares         Value
-----------                                            ----------   ------------
   PNC Financial Services Group (A)                        10,492   $    384,637
   Principal Financial Group                                7,083        167,867
   Progressive                                             15,533        242,004
   Prologis REIT                                           10,082         88,621
   Prudential Financial                                    10,538        466,517
   Public Storage REIT                                      2,851        206,897
   Regions Financial                                       26,345        116,445
   Simon Property Group REIT                                6,518        363,183
   SLM *                                                   10,634         94,536
   State Street                                            11,245        565,624
   SunTrust Banks                                          11,361        221,540
   T Rowe Price Group                                       5,816        271,665
   Torchmark                                                1,870         73,042
   Travelers                                               13,343        574,683
   UnumProvident                                            7,571        142,108
   US Bancorp                                              43,275        883,243
   Ventas                                                   3,559        125,633
   Vornado Realty Trust REIT                                3,604        183,876
   Wells Fargo                                            106,200      2,597,652
   XL Capital Ltd., Cl A                                    7,823        110,148
   Zions Bancorporation                                     2,668         36,231
                                                                    ------------
                                                                      27,317,629
                                                                    ------------
   HEALTH CARE (13.3%)
   Abbott Laboratories                                     35,240      1,585,448
   Aetna                                                   10,173        274,366
   Allergan                                                 7,021        375,132
   AmerisourceBergen                                        6,954        137,133
   Amgen *                                                 23,083      1,438,302
   Baxter International                                    13,800        777,906
   Becton Dickinson                                         5,466        356,110
   Biogen Idec *                                            6,569        312,356
   Boston Scientific *                                     34,356        368,983
   Bristol-Myers Squibb                                    45,162        981,822
   Cardinal Health                                          8,211        273,426
   Celgene *                                               10,498        597,966
   Cephalon *                                               1,665         97,652
   Cigna                                                    6,199        176,052
   Coventry Health Care *                                   3,385         77,855
   CR Bard                                                  2,264        166,562
   DaVita *                                                 2,356        117,093
   DENTSPLY International                                   3,385        112,890
   Eli Lilly                                               23,060        804,563
   Express Scripts *                                        6,179        432,777
   Forest Laboratories *                                    6,885        177,840
   Genzyme *                                                6,136        318,397
   Gilead Sciences *                                       20,665      1,011,138

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2009

United Association S&P 500 Index Fund

Description                                              Shares         Value
-----------                                            ----------   ------------
   HEALTH CARE - (CONTINUED)
   Hospira *                                                3,637   $    139,770
   Humana *                                                 3,910        128,444
   IMS Health                                               4,073         48,876
   Intuitive Surgical *                                       844        191,858
   Johnson & Johnson                                       62,839      3,826,267
   King Pharmaceuticals *                                   5,634         51,100
   Laboratory Corp of America Holdings *                    2,470        165,959
   Life Technologies *                                      3,956        180,117
   McKesson                                                 6,169        315,544
   Medco Health Solutions *                                10,994        581,143
   Medtronic                                               25,500        903,210
   Merck                                                   48,082      1,442,941
   Millipore *                                              1,255         87,348
   Mylan *                                                  6,957         91,763
   Patterson *                                              2,029         51,455
   PerkinElmer                                              2,646         46,649
   Pfizer                                                 153,894      2,451,531
   Quest Diagnostics                                        3,421        186,855
   Schering-Plough                                         37,134        984,422
   St. Jude Medical *                                       7,914        298,437
   Stryker                                                  5,420        210,730
   Tenet Healthcare *                                       9,511         37,568
   Thermo Fisher Scientific *                               9,535        431,745
   UnitedHealth Group                                      27,120        760,987
   Varian Medical Systems *                                 2,837        100,061
   Waters *                                                 2,190        110,048
   Watson Pharmaceuticals *                                 2,378         82,588
   WellPoint *                                             11,040        581,146
   Wyeth                                                   30,405      1,415,353
   Zimmer Holdings *                                        4,904        228,526
                                                                    ------------
                                                                      27,104,210
                                                                    ------------
   INDUSTRIALS (9.7%)
   3M                                                      15,829      1,116,261
   Avery Dennison                                           2,495         66,691
   Boeing                                                  16,559        710,547
   Burlington Northern Santa Fe                             6,359        499,754
   Caterpillar                                             13,747        605,693
   CH Robinson Worldwide                                    3,855        210,213
   Cintas                                                   2,997         75,464
   Cooper Industries Ltd., Cl A                             3,820        125,869
   CSX                                                      8,918        357,790
   Cummins                                                  4,598        197,760
   Danaher                                                  5,809        355,743
   Deere                                                    9,626        421,041
   Dover                                                    4,231        143,896

Description                                              Shares         Value
-----------                                            ----------   ------------
   Dun & Bradstreet                                         1,213   $     87,324
   Eaton                                                    3,764        195,427
   Emerson Electric                                        17,129        623,153
   Equifax                                                  2,874         74,868
   Expeditors International Washington                      4,849        164,526
   Fastenal                                                 2,942        104,647
   FedEx                                                    7,094        481,257
   Flowserve                                                1,277        103,143
   Fluor                                                    4,082        215,530
   General Dynamics                                         8,782        486,435
   General Electric                                       241,527      3,236,462
   Goodrich                                                 2,814        144,527
   Honeywell International                                 16,947        588,061
   Illinois Tool Works                                      8,783        356,151
   Iron Mountain *                                          4,094        119,586
   ITT                                                      4,139        204,467
   Jacobs Engineering Group *                               2,806        114,990
   L-3 Communications Holdings                              2,646        199,773
   Lockheed Martin                                          7,436        555,915
   Manitowoc                                                2,965         18,324
   Masco                                                    8,188        114,059
   Monster Worldwide *                                      2,874         37,448
   Norfolk Southern                                         8,371        362,046
   Northrop Grumman                                         7,367        328,421
   Paccar                                                   8,280        286,902
   Pall                                                     2,699         81,186
   Parker Hannifin                                          3,660        162,065
   Pitney Bowes                                             4,699         97,034
   Precision Castparts                                      3,194        254,913
   Quanta Services *                                        4,443        103,566
   Raytheon                                                 8,987        421,940
   Republic Services, Cl A                                  7,322        194,765
   Robert Half International                                3,454         85,625
   Rockwell Automation                                      3,216        133,174
   Rockwell Collins                                         3,608        152,258
   RR Donnelley & Sons                                      4,676         64,996
   Ryder System                                             1,259         44,229
   Southwest Airlines                                      16,905        132,704
   Stericycle *                                             1,916         98,099
   Textron                                                  6,112         82,145
   Union Pacific                                           11,505        661,768
   United Parcel Service, Cl B                             22,695      1,219,402
   United Technologies                                     21,487      1,170,397
   W.W. Grainger                                            1,426        128,212
   Waste Management                                        11,231        315,703
                                                                    ------------
                                                                      19,694,345
                                                                    ------------

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2009

United Association S&P 500 Index Fund

Description                                              Shares         Value
-----------                                            ----------   ------------
   INFORMATION TECHNOLOGY (18.1%)
   Adobe Systems *                                         11,930   $    386,771
   Advanced Micro Devices *                                12,786         46,797
   Affiliated Computer Services, Cl A *                     2,177        103,212
   Agilent Technologies *                                   7,890        183,206
   Akamai Technologies *                                    3,924         64,511
   Altera                                                   6,683        124,905
   Amphenol, Cl A                                           3,911        130,432
   Analog Devices                                           6,637        181,655
   Apple Computer *                                        20,346      3,324,333
   Applied Materials                                       30,398        419,492
   Autodesk *                                               5,201        113,434
   Automatic Data Processing                               11,427        425,656
   BMC Software *                                           4,197        142,824
   Broadcom, Cl A *                                         9,722        274,452
   CA                                                       9,011        190,493
   Ciena *                                                  2,058         22,967
   Cisco Systems *                                        131,541      2,895,217
   Citrix Systems *                                         4,117        146,565
   Cognizant Technology Solutions, Cl A *                   6,660        197,069
   Computer Sciences *                                      3,454        166,379
   Compuware *                                              5,497         40,293
   Convergys *                                              2,782         29,795
   Corning                                                 35,423        602,191
   Dell *                                                  39,570        529,447
   eBay *                                                  24,635        523,494
   Electronic Arts *                                        7,342        157,633
   EMC *                                                   45,998        692,730
   Fidelity National Information Services                   4,346        101,783
   Fiserv *                                                 3,535        167,594
   FLIR Systems *                                           3,421         73,517
   Google, Cl A *                                           5,475      2,425,699
   Harris                                                   3,011         94,274
   Hewlett-Packard                                         54,423      2,356,516
   Intel                                                  127,389      2,452,238
   International Business Machines                         30,131      3,553,349
   Intuit *                                                 7,342        218,057
   Jabil Circuit                                            4,819         44,142
   JDS Uniphase *                                           5,018         29,405
   Juniper Networks *                                      11,940        311,992
   Kla-Tencor                                               3,835        122,260
   Lexmark International, Cl A *                            1,779         25,760
   Linear Technology                                        5,055        135,828
   LSI *                                                   14,822         76,778
   Mastercard, Cl A                                         1,642        318,597
   McAfee *                                                 3,522        157,011
   MEMC Electronic Materials *                              5,100         89,862

Description                                              Shares         Value
-----------                                            ----------   ------------
   Microchip Technology                                     4,139   $    111,463
   Micron Technology *                                     19,297        123,308
   Microsoft                                              174,559      4,105,628
   Molex                                                    3,156         56,051
   Motorola                                                52,279        374,318
   National Semiconductor                                   4,438         66,836
   NetApp *                                                 7,549        169,550
   Novell *                                                 7,869         36,040
   Novellus Systems *                                       2,218         43,406
   Nvidia *                                                12,453        161,017
   Oracle                                                  86,378      1,911,545
   Paychex                                                  7,302        193,503
   QLogic *                                                 2,691         35,118
   Qualcomm                                                37,750      1,744,427
   Red Hat *                                                3,946         90,087
   Salesforce.com *                                         2,401        104,059
   SanDisk *                                                5,155         91,862
   Sun Microsystems *                                      17,017        156,046
   Symantec *                                              18,635        278,221
   Tellabs *                                                9,034         52,397
   Teradata *                                               3,924         96,413
   Teradyne *                                               3,934         31,000
   Texas Instruments                                       29,036        698,316
   Total System Services                                    4,401         64,607
   VeriSign *                                               4,392         89,772
   Western Digital *                                        5,040        152,460
   Western Union                                           15,989        279,488
   Xerox                                                   19,742        161,687
   Xilinx                                                   6,226        135,042
   Yahoo! *                                                31,796        455,319
                                                                    ------------
                                                                      36,939,601
                                                                    ------------
   MATERIALS (3.3%)
   Air Products & Chemicals                                 4,781        356,663
   AK Steel Holding                                         2,617         51,476
   Alcoa                                                   22,217        261,272
   Allegheny Technologies                                   2,235         60,524
   Ball                                                     2,121        102,572
   Bemis                                                    2,259         59,457
   CF Industries Holdings                                   1,087         85,808
   Dow Chemical                                            24,520        519,088
   Eastman Chemical                                         1,642         81,542
   Ecolab                                                   3,809        158,112
   EI Du Pont de Nemours                                   20,597        637,065
   Freeport-McMoRan Copper & Gold                           9,375        565,312
   International Flavors & Fragrances                       1,791         63,151
   International Paper                                      9,853        185,335

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2009

United Association S&P 500 Index Fund

Description                                              Shares         Value
-----------                                            ----------   ------------
   MATERIALS - (CONTINUED)
   MeadWestvaco                                             3,888   $     75,777
   Monsanto                                                12,431      1,044,204
   Newmont Mining                                          11,153        461,177
   Nucor                                                    7,162        318,494
   Owens-Illinois *                                         3,832        130,058
   Pactiv *                                                 2,997         75,464
   PPG Industries                                           3,751        206,305
   Praxair                                                  7,002        547,416
   Sealed Air                                               3,604         66,278
   Sigma-Aldrich                                            2,791        141,643
   Titanium Metals                                          1,944         16,271
   United States Steel                                      3,312        131,652
   Vulcan Materials                                         2,760        131,045
   Weyerhaeuser                                             4,826        169,103
                                                                    ------------
                                                                       6,702,264
                                                                    ------------
   TELECOMMUNICATION SERVICES (3.3%)
   American Tower, Cl A *                                   9,080        309,537
   AT&T                                                   134,584      3,530,138
   CenturyTel                                               6,729        211,223
   Frontier Communications                                  7,113         49,791
   MetroPCS Communications *                                5,776         68,446
   Qwest Communications International                      33,600        129,696
   Sprint-FON Group *                                      65,507        262,028
   Verizon Communications                                  64,779      2,077,463
   Windstream                                              10,008         87,770
                                                                    ------------
                                                                       6,726,092
                                                                    ------------
   UTILITIES (3.8%)
   AES *                                                   15,191        194,293
   Allegheny Energy                                         3,801         95,823
   Ameren                                                   4,779        121,530
   American Electric Power                                 10,857        336,133
   Centerpoint Energy                                       7,961         95,930
   CMS Energy                                               5,169         66,887
   Consolidated Edison                                      6,245        245,803
   Constellation Energy Group                               4,517        129,638
   Dominion Resources                                      13,435        454,103
   DTE Energy                                               3,728        128,467
   Duke Energy                                             29,355        454,415
   Dynegy, Cl A *                                          11,542         23,199
   Edison International                                     7,433        240,235
   Entergy                                                  4,471        359,155
   Equities                                                 2,974        114,142
   Exelon                                                  15,008        763,307
   FirstEnergy                                              6,934        285,681

Description                                              Shares         Value
-----------                                            ----------   ------------
   FPL Group                                                9,332   $    528,844
   Integrys Energy Group                                    1,738         58,710
   Nicor                                                    1,026         37,387
   NiSource                                                 6,267         80,782
   Northeast Utilities                                      3,991         91,833
   Pepco Holdings                                           5,009         72,029
   PG&E                                                     8,394        338,866
   Pinnacle West Capital                                    2,304         73,636
   PPL                                                      8,577        289,817
   Progress Energy                                          6,364        250,996
   Progress Energy (CVO) *                                  7,250             --
   Public Service Enterprise Group                         11,518        373,759
   Questar                                                  3,956        130,825
   SCANA                                                    2,768         97,849
   Sempra Energy                                            5,557        291,354
   Southern                                                17,837        560,082
   TECO Energy                                              4,849         65,413
   Wisconsin Energy                                         2,654        114,042
   Xcel Energy                                             10,333        206,040
                                                                    ------------
                                                                       7,771,005
                                                                    ------------
TOTAL COMMON STOCK
   (Cost $261,190,381)                                               197,296,346
                                                                    ------------
EXCHANGE TRADED FUNDS (1.8%)
   i-Shares S&P 500 Index Fund                             18,500      1,833,905
   SPDR Trust Ser 1                                        18,000      1,778,580
                                                                    ------------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $4,727,111)                                                   3,612,485
                                                                    ------------
RIGHTS (0.0%)
   Seagate (B)
      (Cost $0)                                            15,971             --
                                                                    ------------
CASH EQUIVALENT (1.1%)
   Goldman Financial Prime Obligation
      Money Market Fund, 0.200% (C)
      (Cost $2,174,980)                                 2,174,980      2,174,980
                                                                    ------------
TOTAL INVESTMENTS - 99.8%
   (Cost $268,092,472)+                                             $203,083,811
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $203,516,745.

*    NON-INCOME PRODUCING SECURITY.

(A) THE FUND MAY PURCHASE SECURITIES OF CERTAIN COMPANIES WITH WHICH IT IS AFFILIATED TO THE EXTENT THESE COMPANIES ARE REPRESENTED IN ITS BENCHMARK INDEX.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2009

United Association S&P 500 Index Fund

(B) THIS SECURITY WAS ISSUED FOR POSSIBLE SETTLEMENT OF PENDING LITIGATION AND DOES NOT HAVE AN EXPIRATION DATE

(C)  THE RATE REPORTED IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

CL - CLASS

CVO - CONTINGENT VALUE OBLIGATION

LTD. - LIMITED

REIT - REAL ESTATE INVESTMENT TRUST

SER - SERIES

SPDR - STANDARD & POOR'S DEPOSITARY RECEIPTS

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

+ AT JULY 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $271,827,634, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $25,338,602 AND $(94,082,425), RESPECTIVELY.

A summary of the open long S&P 500 Index futures contracts held by the Fund at July 31, 2009, is as follows:

NUMBER OF    CONTRACT                      UNREALIZED
CONTRACTS      VALUE       EXPIRATION     APPRECIATION
---------   ----------   --------------   ------------
    9       $2,214,900   September 2009      $89,089

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JULY 31, 2009

United Association S&P 500 Index Fund

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments in accordance with FAS 157 carried at value:

Investments in Securities              Level 1     Level 2   Level 3       Total
---------------------------         ------------   -------   -------   ------------
   Common Stock                     $197,296,346     $--       $--     $197,296,346
   Exchange Traded Funds               3,612,485      --        --        3,612,485
   Rights                                     --      --        --               --
   Cash Equivalent                     2,174,980      --        --        2,174,980
                                    ------------     ---       ---     ------------
Total Investments in Securities     $203,083,811     $--       $--     $203,083,811
                                    ============     ===       ===     ============

Other Financial Instruments         Level 1   Level 2   Level 3     Total
---------------------------         -------   -------   -------   ---------
   Futures                          $89,089     $--       $--      $89,089
                                    -------     ---       ---      -------
Total Other Financial Instruments   $89,089     $--       $--      $89,089
                                    =======     ===       ===      =======

UAF-QH-003-0500

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/: Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 25, 2009


By (Signature and Title)                /s/: Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 25, 2009